ALLOWANCE FOR CREDIT LOSSES ALLOWANCE FOR CREDIT LOSSES - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Receivables [Abstract]
Interest Receivable	$ 53,157	$ 56,900
Reserves for unfunded commitments	16,900	18,400
Provision for Other Credit Losses	$ (1,552)	$ 33	$ 4,982